Computer Hardware and Other Property, Net	12 Months Ended
Dec. 31, 2019
Computer Hardware and Other Property, Net.
Computer Hardware and Other Property, Net

Note 8: Computer Hardware and Other Property, Net

Computer hardware and other property consisted of the following:

	December 31,
	2019	2018
Computer hardware	$24,620	$18,130
Leasehold improvements	12,496	13,298
Furniture, fixtures and equipment	4,412	6,816
Total computer hardware and other property	41,528	38,244
Accumulated depreciation	(23,486)	(17,603)
Total computer hardware and other property, net	$18,042	$20,641

Depreciation amounted to $9,181,  $9,422, and $6,997 for the years ended December 31, 2019, 2018, and 2017, respectively.